UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005
                                               -------------
Check here if Amendment [ ]; Amendment Number:
                                               ----
This Amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             BPI Global Asset Management LLC (f/k/a
                  BPI Global Asset Management LLP)
                  --------------------------------------
Address:          1900 Summit Tower Boulevard, Suite 450
                  --------------------------------------
                  Orlando, Florida  32810
                  --------------------------------------
                  --------------------------------------

Form 13F File Number: 28-03435
                      --------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             John F. Myklusch
                  ---------------------------------------
Title:            Chief Compliance Officer
                  ---------------------------------------
Phone:            (212) 703-3100
                  ---------------------------------------

Signature, Place, and Date of Signing:
/s/ John F. Myklusch     New York, New York   November 8, 2005
 -------------------     ------------------   ----------------
[Signature]               [City, State]          [Date]
Report Type (Check only one.):

This is the final filing by BPI Global Asset Management LLP. Future filings will be made under the name of BPI Global Asset Management LLC under CIK # 0001342096 and a new Form 13F File Number.

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number Name

28-                           NONE                       [Repeat as necessary.]
    ---------  -----------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         2
                                        ---------

Form 13F Information Table Entry Total:   93
                                        ---------

Form 13F Information Table Value Total: $213,166
                                        ---------
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13F File Number      Name

01     28-10064                  CI MUTUAL FUNDS INC.
--     --------------------      ----------------------

02     28-10163                  TRILOGY ADVISORS, LLC.
--     --------------------      ----------------------

[Repeat as necessary.]

BPI GLOBAL ASSET MANAGEMENT LLC
FORM 13 F
06/30/05

                                                              MARKET       PAR
                                TITLE OF                        VALUE      VALUE/     SH    INVEST    OTHER     VOTING AUTHORITY
NAME OF ISSUER                   CLASS             CUSIP       (x1000)     SHARES    PRN    DISCRET   MNGRS   SOLE    SHARED   NONE
--------------                  --------           -----       ------      ------    ---    -------   -----   ----    ------   ----
AMERICA MOVIL                    ADR             02364W105      1,627      27,300    SH     OTHER       1           27,300
BANCO SANTANDER CHILE            ADR             05965X109        775      24,000    SH     OTHER       1           24,000
CHINA MOBILE HK LTD              ADR             16941M109        952      51,200    SH     OTHER       1           51,200
CNOOC LTD                        ADR             126132109      2,207      37,200    SH     OTHER       1           37,200
FOMENTO ECONOMICO MEX            ADR             344419106        864      14,500    SH     OTHER       1           14,500
GRUPO AEROPORTUARIO              ADR             40051E202      1,271      39,900    SH     OTHER       1           39,900
GRUPO TELEVISA SA                ADR             40049J206     18,639     300,200    SH     DEFINED     1          300,200
GRUPO TELEVISA SA                ADR             40049J206      1,794      28,900    SH     OTHER       1           28,900
HDFC BANK LTD                    ADR             40415F101        474      10,200    SH     OTHER       1           10,200
ICICI BANK LIMITED               ADR             45104G104         50       2,300    SH     DEFINED     1            2,300
ICICI BANK LIMITED               ADR             45104G104        420      19,200    SH     OTHER       1           19,200
KOOKMIN BANK                     ADR             50049M109      1,759      38,600    SH     OTHER       1           38,600
LUKOIL HOLDING                   ADR             677862104      1,065      28,900    SH     OTHER       1           28,900
OAO GAZPROM                      ADR             368287207      1,387      38,310    SH     OTHER       1           38,310
PETROCHINA COMPANY LTD           ADR             71646E100      1,932      26,300    SH     OTHER       1           26,300
PETROLEO BRASILEIRO SA -
  PETROBRAS                      ADR             71654V408     51,776     993,200    SH     DEFINED     1          993,200
PETROLEO BRASILEIRO SA -
  PETROBRAS                      ADR             71654V408      4,330      83,062    SH     OTHER       1           83,062
PHILIPPINE LONG DIST             ADR             718252604        552      19,000    SH     OTHER       1           19,000
TAIWAN SEMICONDUCTOR             ADR             874039100      3,990     437,460    SH     DEFINED     2          437,460
TELE CELULAR SUL PARTICIPACOES
  SA                             ADR             879238103         21       1,300    SH     DEFINED     1            1,300
TELE CELULAR SUL PARTICIPACOES
  SA                             ADR             879238103      1,212      76,700    SH     OTHER       1           76,700
TELESP CELULAR PARTICIPACOES SA  ADR             87952L108        755     176,900    SH     OTHER       1          176,900
TENARIS SA                       ADR             88031M109      1,002      12,800    SH     OTHER       1           12,800
TEVA PHARMACEUTICAL              ADR             881624209        634      20,374    SH     DEFINED     2           20,374
TURKCELL ILETISIM HIZMETLERI AS  ADR             900111204      1,335     105,543    SH     OTHER       1          105,543
3M CO                            Common Stock    88579Y101        419       5,800    SH     DEFINED     2            5,800


                                                              MARKET       PAR
                               TITLE OF                        VALUE      VALUE/     SH    INVEST    OTHER     VOTING AUTHORITY
NAME OF ISSUER                  CLASS             CUSIP       (x1000)     SHARES    PRN    DISCRET   MNGRS   SOLE    SHARED   NONE
--------------                 --------           -----       ------      ------    ---    -------   -----   ----    ------   ----
ADOBE SYSTEMS INC                Common Stock    00724F101        561      19,600    SH     DEFINED     2           19,600
ALCON INC                        Common Stock    H01301102        219       2,000    SH     DEFINED     2            2,000
AMAZON.COM INC                   Common Stock    023135106        324       9,800    SH     DEFINED     2            9,800
AMERICAN EXPRESS CO              Common Stock    025816109        745      14,000    SH     DEFINED     2           14,000
AMGEN INC                        Common Stock    031162100        671      11,100    SH     DEFINED     2           11,100
AMR CORP DEL                     Common Stock    001765106        159      13,100    SH     DEFINED     2           13,100
BANK OF AMERICA CORP             Common Stock    060505104      1,483      32,508    SH     DEFINED     2           32,508
BIOGEN IDEC INC                  Common Stock    09062X103        245       7,100    SH     DEFINED     2            7,100
BOSTON SCIENTIFIC CORP           Common Stock    101137107        308      11,400    SH     DEFINED     2           11,400
CARNIVAL CORP                    Common Stock    143658300        709      13,000    SH     DEFINED     2           13,000
CISCO SYS INC                    Common Stock    17275R102        432      22,600    SH     DEFINED     2           22,600
CITIGROUP INC                    Common Stock    172967101      1,100      23,800    SH     DEFINED     2           23,800
CLEAR CHANNEL COMMUNICATIONS     Common Stock    184502102        337      10,900    SH     DEFINED     2           10,900
CROWN HOLDINGS INC               Common Stock    228368106        754      53,000    SH     DEFINED     2           53,000
CUMMINS ENGINE                   Common Stock    231021106        410       5,500    SH     DEFINED     2            5,500
DELL INC                         Common Stock    24702R101        403      10,200    SH     DEFINED     2           10,200
EBAY INC                         Common Stock    278642103      1,070      32,400    SH     DEFINED     2           32,400
EL PASO CORPORATION              Common Stock    28336L109        150      13,000    SH     DEFINED     2           13,000
ELI LILLY & CO                   Common Stock    532457108        206       3,700    SH     DEFINED     2            3,700
EMC CORP MASS                    Common Stock    268648102        237      17,300    SH     DEFINED     2           17,300
ENTERASYS NETWORKDS INC          Common Stock    293637104         25      27,400    SH     DEFINED     2           27,400
FDX CORP                         Common Stock    31428X106        381       4,700    SH     DEFINED     2            4,700
GENENTECH INC                    Common Stock    368710406        385       4,800    SH     DEFINED     2            4,800
GENERAL ELECTRIC CO.             Common Stock    369604103        239       6,900    SH     DEFINED     2            6,900
GOLDMAN SACHS GROUP INC          Common Stock    38141G104        469       4,600    SH     DEFINED     2            4,600
HILTON HOTELS CORP               Common Stock    432848109        405      17,000    SH     DEFINED     2           17,000
INTERACTIVECORP                  Common Stock    44919P102        224       9,300    SH     DEFINED     2            9,300
INDIAN CAPITAL APPRECIATION      Common Stock    G70049104        196      10,130    SH     OTHER       1           10,130
INTEL CORP                       Common Stock    458140100        555      21,300    SH     DEFINED     2           21,300
JOHNSON + JOHNSON                Common Stock    478160104        371       5,700    SH     DEFINED     2            5,700
JP MORGAN CHASE & CO             Common Stock    46625H100        205       5,800    SH     DEFINED     2            5,800
KOHLS CORP                       Common Stock    500255104        643      11,500    SH     DEFINED     2           11,500
LENNAR CORP                      Common Stock    526057104        888      14,000    SH     DEFINED     2           14,000
LINCOLN NATL CORP INC            Common Stock    534187109        840      17,900    SH     DEFINED     2           17,900


                                                              MARKET       PAR
                               TITLE OF                        VALUE      VALUE/     SH    INVEST    OTHER     VOTING AUTHORITY
NAME OF ISSUER                  CLASS             CUSIP       (x1000)     SHARES    PRN    DISCRET   MNGRS   SOLE    SHARED   NONE
--------------                 --------           -----       ------      ------    ---    -------   -----   ----    ------   ----
LOWES COS INC                    Common Stock    548661107        769      13,200    SH     DEFINED     2           13,200
MERRILL LYNCH + CO INC           Common Stock    590188108        242       4,400    SH     DEFINED     2            4,400
MICROSOFT CORP                   Common Stock    594918104        596      24,000    SH     DEFINED     2           24,000
NEXTEL COMMUNICATIONS INC        Common Stock    65332V103      1,473      45,600    SH     DEFINED     2           45,600
NII HOLDINGS INC                 Common Stock    62913F201        556       8,700    SH     DEFINED     2            8,700
ORACLE SYS CORP                  Common Stock    68389X105        407      30,800    SH     DEFINED     2           30,800
PATTERSON UTI ENERGY INC         Common Stock    703481101        473      17,000    SH     DEFINED     2           17,000
PFIZER INC                       Common Stock    717081103        425      15,400    SH     DEFINED     2           15,400
PRAXAIR INC                      Common Stock    74005P104        550      11,800    SH     DEFINED     2           11,800
PRECISION DRILLING CORP          Common Stock    74022D100     26,996     683,796    SH     DEFINED     2          683,796
PROCTER + GAMBLE CO              Common Stock    742718109        285       5,400    SH     DEFINED     2            5,400
SLM CORPORATION                  Common Stock    78442P106        229       4,500    SH     DEFINED     2            4,500
SMITH INTL INC                   Common Stock    832110100        382       6,000    SH     DEFINED     2            6,000
SOHU.COM INC                     Common Stock    83408W103        883      40,300    SH     OTHER       1           40,300
SPRINT CORP                      Common Stock    852061100        904      36,050    SH     DEFINED     2           36,050
ST. JUDE MEDICAL INC             Common Stock    790849103        262       6,000    SH     DEFINED     2            6,000
STATE BK OF INDIA                GDR             856552203      6,648     166,460    SH     DEFINED     1          166,460
STATE BK OF INDIA                GDR             856552203      1,374      34,400    SH     OTHER       1           34,400
SYMANTEC CORPORATION             Common Stock    871503108      1,000      46,000    SH     DEFINED     2           46,000
TEXAS INSTRS INC                 Common Stock    882508104        494      17,600    SH     DEFINED     2           17,600
VIACOM INC                       Common Stock    925524308        419      13,100    SH     DEFINED     2           13,100
WILLIAMS COS INC                 Common Stock    969457100        312      16,400    SH     DEFINED     2           16,400
XL CAPITAL LTD                   Common Stock    G98255105        238       3,200    SH     DEFINED     2            3,200
YAHOO INC                        Common Stock    984332106      1,525      44,000    SH     DEFINED     2           44,000
TAIWAN SEMICONDUCTOR             Common Stock    874039100        199      21,866    SH     DEFINED     2           21,866
HON HAI PRECISION INDUSTRY CO    GDR             438090102      2,393     230,000    SH     DEFINED     2          230,000
IRSA INVERSIONES Y
  REPRESENTACIONES SA            GDR             450047204         16       1,300    SH     DEFINED     1            1,300
IRSA INVERSIONES Y
  REPRESENTACIONES SA            GDR             450047204      1,108      90,800    SH     OTHER       1           90,800
ORASCOM TELECOM HOLDING SAE      GDR             68554W205      1,197      23,800    SH     OTHER       1           23,800
PYATEROCHKA HOLDING NV           GDR             747071207      1,555     108,000    SH     OTHER       1          108,000
RELIANCE INDUSTRIES LTD          GDR             759470107     21,889     751,924    SH     DEFINED     2          751,924
UNIAO DE BANCOS BRASILEIROS
  SA-UNIBANC                     GDR             90458E107     17,889     463,200    SH     DEFINED     1          463,200
UNIAO DE BANCOS BRASILEIROS
  SA-UNIBANC                     GDR             90458E107      1,887      48,850    SH     OTHER       1           48,850

                                                              213,166   6,140,033